                                                                                                                               December 27, 2006

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:         Evergreen Municipal Trust
              Evergreen California Municipal Fund

                Evergreen National Municipal Fund

Registration Statement on Form N-14, Pre-Effective Amendment No. 1
File Number:  333-138792

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations thereunder, enclosed for filing electronically is Pre-Effective Amendment No. 1 (the "Amendment") to the Registration Statement on Form N-14 of Evergreen Municipal Trust (the "Trust").  This filing relates to the acquisition of the assets of the Target Funds listed below, each a series of Atlas Funds, by and in exchange for shares of the Surviving Funds listed below, each a series of the Trust.

Target Fund                                                          Surviving Fund
Atlas National Municipal Bond Fund              Evergreen Municipal Bond Fund
Atlas California Municipal Bond Fund            Evergreen California Municipal Bond Fund

This Amendment is being filed for the purposes of (i) incorporating comments received from the SEC into the filing of the Registration Statement on Form N-14 on November 17, 2006 (accession number 0000907244-06-000574) and (ii) making any other non-material changes to the filing.  We are requesting that the Registration Statement become effective on January 2, 2007.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3682.

                                                                                                                                Very truly yours,

                                                                                                                                /s/ Maureen E. Towle

                                                                                                                                Maureen E. Towle, Esq.

Enclosures

cc: Tim Diggins, Esq.